Bank and Other Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Bank And Other Borrowings [Abstract]
Bank and Other Borrowings

7. BANK AND OTHER BORROWINGS

Credit line facilities

As of March 31, 2020, the Company had credit line facilities granted for a total amount of $6.6 million, of which $5.3 million had been used, including a credit revolving facility denominated in US Dollar for $1.0 million granted to Buc Mobile in January 2020. As of December 31, 2019, the Company had available credit line facilities denominated in Euro for $5.6 million, of which $3.6 million had been used.

The credit lines denominated in Euro may be drawn upon at variable interest rates in the following range: 0.6%—7.6%. The weighted average interest rate on the credit line facilities outstanding as of March 31, 2020, was 1.22%.

As mentioned above, on January 23, 2020, Buc Mobile entered into a revolving credit facility with Intesa Sanpaolo S.p.A. for a total amount of $1 million to be used solely for the purpose of Buc Mobile general working capital needs. As of March 31, 2020, this revolving credit facility was drawn for $950,000. The average effective interest rate for the three months ended March 31, 2020 was 1.52%.

Long-term bank and other borrowings

Long-term bank and other borrowings consist of the following (in thousands):

					Interest Nominal Rate
	As of March 31, 2020	As of December 31, 2019	Maturity	Interest Contractual Rate	As of March 31, 2020	As of December 31, 2019
UniCredit S.p.A. (Line A Tranche (1)	$3,219	$3,609	January 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line A Tranche (2)	151	167	May 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line B)	2,941	3,229	November 2023	Euribor 3 months + 2.90%	2.60%	2.60%
UniCredit S.p.A. (Line C)	2,497	2,787	February 2023	Euribor 3 months + 3.90%	3.53%	3.53%
Intesa Sanpaolo S.p.A. (Line 1)	834	988	October 2021	Euribor 3 months + 1.80%	1.88%	1.88%
Intesa Sanpaolo S.p.A. (Line 2)	3,841	4,183	October 2023	Euribor 3 months + 2.60%	2.60%	2.60%
UBI Banca S.p.A. (Line 1)	257	332	February 2021	1.25%	1.25%	1.25%
UBI Banca S.p.A. (Line 2)	1,198	1,499	April 2021	Euribor 3 months +1.95%	1.55%	1.55%
Monte dei Paschi di Siena S.p.A. (Line 1)	457	521	April 2022	0.95%	0.95%	0.95%
Monte dei Paschi di Siena S.p.A. (Line 2)	2,190	—	June 2023	1.50%	1.50%	—
Banco Popolare di Milano S.p.A. (Line 1)	1,312	1,336	June 2023	Euribor 3 months + 2.00%	2.00%	2.00%
Banco Popolare di Milano S.p.A. (Line 2)	—	3,893	September 2022	Euribor 3 months + 2.00%	—	2.00%
Banco Popolare di Milano S.p.A. (Line 3)	6,517	—	March 2024	Euribor 3 months + 3.00%	2.16%	—
Simest 1	275	280	December 2022	0.50%	0.50%	0.50%
Simest 2	273	279	December 2022	0.50%	0.50%	0.50%
Simest 3	503	512	December 2022	0.50%	0.50%	0.50%
Finlombarda S.p.A.	81	83	December 2020	0.50%	0.50%	0.50%

Total bank and other borrowings	26,546	23,698
Less: current portion	5,925	7,564

Total long-term portion	$20,621	$16,134

On March 11, 2020, Kaleyra S.p.A. entered into a 36-month unsecured loan agreement with Monte dei Paschi di Siena S.p.A. for $2.2 million (€2.0 million). The total amount of this new facility was drawn in full the same date. This facility bears interest at a fixed rate equal to 1.5%.

On March 20, 2020, Kaleyra S.p.A. entered into a general unsecured loan agreement (the “BPM Loan Agreement”) with Banco BPM S.p.A. (formerly Banco Popolare di Milano S.p.A.) for a total of $6.5 million (€6.0 million). The BPM Loan Agreement includes a new financing of $2.7 million with the remaining balance used to pay off the original loan dated July 23, 2019, by and between Kaleyra S.p.A. and Banco BPM S.p.A. The BPM Loan Agreement has a maturity of 45 months from the date of disbursement and bears interest at a variable rate equal to the three-month Euribor plus a spread of 3.00%. The BPM Loan Agreement is to be repaid in 15 quarterly installments. The total amount of the BPM Loan Agreement, less amounts related to commissions, fees and expenses, was drawn in full the same date as the BPM Loan Agreement.

On March 31, 2020, Kaleyra S.p.A. received the approval by Intesa Sanpaolo S.p.A. to postpone payment of the amounts due under the existing loans for the next 3 months. As a result of this approval the Company will postpone the payments of approximately $404,000 beyond December 31, 2020.

Subsequent to March 31, 2020, Kaleyra S.p.A. received the approval to postpone the payment of the amounts due under the existing loans for the next 6 to 9 months by UniCredit, UBI Banca S.p.A. and Simest S.p.A. See Note 19 – Subsequent Events – for further details.

As of March 31, 2020, all of the available long-term facilities were drawn in full.

Interest expense on bank and other borrowings was $218,000 for the three months ended March 31, 2020 and $90,000 for the three months ended March 31, 2019.

As of March 31, 2020, the Company is obliged to make payments as follows (in thousands):

As of March 31, 2020
2020 (remaining nine months)	$3,784
2021	9,330
2022	7,637
2023	5,339
2024	456

Total	$26,546

9. BANK AND OTHER BORROWINGS

As of December 31, 2019 and 2018, the current portion of bank and other borrowings amounts to $11.2 million and $4.7 million, respectively. As of December 31, 2019, this item is comprised of $7.5 million of the current portion of long-term bank and other borrowings and of $3.7 million of credit line facilities. As of December 31, 2018, this item was comprised of $3.0 million of the current portion of long-term bank and other borrowings and of $1.6 million of credit line facilities. Refer to Note 27 for description of amendments made to certain bank borrowings subsequent to year-end.

Credit line facilities

As of December 31, 2019, the Company had credit line facilities granted of $5.6 million, of which $3.7 million had been used. As of December 31, 2018, the Company had credit line facilities granted of $4.6 million, of which $1.6 million had been used.

The above lines of credit may be drawn upon at variable interest rates in the following range: 0.6%-7.6%.

The weighted average interest rate on the credit line facilities outstanding as of December 31, 2019, was 1.35%.

Long-term bank and other borrowings

Long-term bank and other borrowings consist of the following (in thousands):

					Interest Nominal Rate
	As of December 31,				As of December 31,
	2019	2018	Maturity	Interest Contractual Rate	2019	2018
UniCredit S.p.A. (Line A Tranche (1)	$3,609	$5,038	January 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line A Tranche (2)	167	228	May 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line B)	3,229	3,770	November 2023	Euribor 3 months + 2.90%	2.60%	2.60%
UniCredit S.p.A. (Line C)	2,787	—	February 2023	Euribor 3 months + 3.90%	3.53%	—
Intesa Sanpaolo S.p.A. (Line 1)	988	1,572	October 2021	Euribor 3 months + 1.80%	1.88%	1.51%
Intesa Sanpaolo S.p.A. (Line 2)	4,183	—	October 2023	Euribor 3 months + 2.60%	2.60%	—
UBI Banca S.p.A. (Line 1)	332	625	February 2021	1.25%	1.25%	1.25%
UBI Banca S.p.A. (Line 2)	1,499	—	April 2021	Euribor 3 months +1.95%	1.55%	—
Monte dei Paschi di Siena S.p.A.	521	—	April 2022	0.95%	0.95%	—
Banco Popolare di Milano S.p.A. (Line 1)	1,336	—	June 2023	Euribor 3 months + 2.00%	2.00%	—
Banco Popolare di Milano S.p.A. (Line 2)	3,893	—	September 2022	Euribor 3 months + 2.00%	2.00%	—
Simest 1	280	382	December 2022	0.50%	0.50%	0.50%
Simest 2	279	379	December 2022	0.50%	0.50%	0.50%
Simest 3	512	—	December 2022	0.50%	0.50%	—
Finlombarda S.p.A.	83	169	December 2020	0.50%	0.50%	0.50%

Total bank and other borrowings	23,698	12,163
Less: current portion	7,564	3,038

Total long-term portion	$16,134	$9,125

On August 2, 2019, the Company entered into a medium-term financing agreement with UniCredit S.p.A. denominated in Euro for a total of €2.5 million ($2.8 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments starting from February, 2020. The financing will bear interest at a variable rate (Euribor 3 months plus 3.9% spread). The notional amount was fully drawn on the same date.

On July 25, 2019, the Company entered into a medium-term financing agreement with Intesa Sanpaolo S.p.A. denominated in Euro, for a total notional amount of €4.0 million ($4.5 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments starting from October 2019. The financing has a maturity of 48 months from the date of disbursement and bears interest at a variable rate (Euribor 3 months plus 2.6% spread). The total amount was drawn in full on the same date. Proceeds were used to settle the remaining deferred consideration due for the acquisition of Buc Mobile.

On July 23, 2019, the Company entered into a medium-term financing agreement with Banco Popolare di Milano S.p.A. denominated in Euro for a total of €4.0 million ($4.5 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments. The financing has a maturity of 24 months from the date of disbursement and bears interest at a variable rate (Euribor 3 months plus 2.0% spread). The total amount was drawn in full on the same date and proceeds were used to settle the total deferred consideration for the acquisition of Solutions Infini.

On April 30, 2019, the Company entered into a new long-term financing with Banco Popolare di Milano S.p.A., denominated in Euro for a total amount of €1.2 million ($1.3 million at the December 31, 2019 exchange rate), to be repaid in quarterly installments with maturity in June 2023.

On April 10, 2019, the Company entered into a new medium-term financing with UBI Banca S.p.A. denominated in Euro for a total amount of €2.0 million ($2.2 million at December 31, 2019 exchange rate), to be repaid in monthly installments with maturity in April 2021.

On April 10, 2019, the Company entered into a new medium-term financing with Monte dei Paschi di Siena S.p.A., denominated in Euro for a total amount of €600,000 ($673,000 at December 31, 2019 exchange rate), to be repaid in monthly installments with maturity in April 2022.

On January 30, 2019, the Company entered into a new long-term financing with Simest denominated in Euro for a total of €608,000 ($682,000 at the December 31, 2019 exchange rate) to be repaid in quarterly installments with maturity in December 2022.

In connection with the above-mentioned financing agreements entered into in the year ended December 31, 2019, the Company incurred $169,000 of debt issuance costs that will be amortized over the maturity of the respective financing agreements.

On July 23, 2018, Kaleyra S.p.A. entered into a medium-term financing agreement with Intesa Sanpaolo S.p.A. denominated in Euro, for a total notional amount of €1.5 million ($1.7 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments. The financing had an original maturity date of July 31, 2021, which was revised subsequent to year-end to October 2021 (the “Intesa Sanpaolo Facility”). This principal was drawn in full on July 18, 2018 and the proceeds were used to partially finance the acquisition of Buc Mobile.

On July 27, 2017, Kaleyra S.p.A. entered into a long-term financing with UniCredit S.p.A. denominated in Euro to partially finance the various installments of the acquisition of Solutions Infini (the “UniCredit Facility”) for a total of €8.2 million ($9.6 million at the December 31, 2019 exchange rate ), divided into two facilities as follows:

•

a credit facility for a maximum of €4.9 million ($5.7 million at the December 31, 2018 exchange rate) to be repaid in 16 quarterly installments, with maturity in 2022 (“Line A”). The principal of €4.7 million ($5.5 million at the December 31, 2018 exchange rate) was drawn on July 27, 2017 (“Tranche 1”) and on November 15, 2017 an additional €200,000 ($236,000 at the December 31, 2018 exchange rate) in principal was drawn (“Tranche 2”); and

•

a credit facility for a maximum amount of €3.3 million ($3.9 million at the December 31, 2018 exchange rate) to be repaid in quarterly installments, with a maturity date on May 31, 2023, which was revised subsequent to year-end to November 2023 (“Line B”). This principal amount was drawn in full on May 31, 2018.

On February 15, 2017, Kaleyra S.p.A. entered into a medium-term financing agreement with UBI Banca S.p.A. denominated in Euro, for a total of €1.0 million ($1.1 million at the December 31, 2018 exchange rate) to be repaid in 12 quarterly installments with maturity on February 28, 2021 (the “UBI Banca Facility”). This financing was drawn in full on February 27, 2017.

As of December 31, 2019, all of the available long-term facilities were drawn in full.

The above facilities include a series of statements and disclosure obligations, in line with the standard practice for these types of financings, whose breach could result in termination, early repayment or enforcement of acceleration rights. In particular, the UniCredit Facility and the Intesa Sanpaolo Facility include, among other, change of control provisions that may cause the bank to request immediate repayment of the outstanding debt under the relevant facility as a result of such a change of control event. Upon the consummation of the Business Combination, Kaleyra S.p.A. formally agreed with UniCredit S.p.A. and Intesa Sanpaolo S.p.A. that the Business Combination does not represent a change of control event with respect to the respective outstanding borrowing.

In addition, the above facilities require compliance with certain financial covenants, based on the Kaleyra S.p.A.’s EBITDA, Net Financial Position and Equity. Failure to comply with those financial covenants would result in the immediate repayment of the outstanding debt under the relevant facility. As of December 31, 2019, the Company is in compliance with all the financial covenants.

Interest expense on bank and other borrowings was of $565,000 for the year ended December 31, 2019 and $322,000 for the year ended December 31, 2018.

As of December 31, 2019, the Company is obliged to make payments as follows (in thousands):

As of December 31, 2019
2020	$7,564
2021	8,031
2022	5,254
2023	2,849

Total	$23,698